RULE 1 FUND

Schedule of Investments

September 30, 2025 (unaudited)

		Shares	Value
50.60%	COMMON STOCKS
19.25%	COMMUNICATION SERVICES
	Netflix, Inc.(A)	37,000	$44,360,040
7.85%	CONSUMER DISCRETIONARY
	Lululemon Athletica, Inc.(A)	101,700	18,095,481
5.69%	CONSUMER STAPLES
	Sprouts Farmers Market, Inc.(A)	120,500	13,110,400
5.34%	ENERGY
	Occidental Petroleum Corp.	260,500	12,308,625
4.13%	FINANCIALS
	Federal Home Loan Mortgage Corp(A)	400,000	4,708,000
	Federal National Mortgage Association(A)	400,000	4,820,000
			9,528,000
2.99%	INFORMATION TECHNOLOGY
	ASML Holding NV	7,100	6,873,439
5.35%	REAL ESTATE
	Howard Hughes Holdings, Inc.(A)	150,000	12,325,500
50.60%	TOTAL COMMON STOCKS
			116,601,485
	(Cost: $75,396,224)

RULE 1 FUND

Schedule of Investments

September 30, 2025 (unaudited)

6.50%	OPTIONS PURCHASED
	Description	Number of	Notional	Exercise	Expiration
		Contracts	Amount	Price	Date	Value
6.04%
	CALL
	ASML Holding NV-NY	115	11,133,035	340	01/15/2027	7,394,500
	Lam Research Corp.	650	8,703,500	35	01/15/2027	6,521,450
	(Cost: $8,229,205)					13,915,950
0.46%	PUT
	Amazon.com, Inc.	100	2,195,700	195	10/17/2025 $	4,000
	Invesco QQQ Trust	1,000	60,037,000	349.78	06/18/2026	243,000
	S&P 500 INDEX	125	83,605,750	4,000.00	06/18/2026	308,750
	SPDR S&P 500 ETF	982	65,418,876	585.00	10/17/2025	35,352
	SPDR S&P 500 ETF	7,000	466,326,000	614.00	10/17/2025	476,000
	(Cost: $2,950,228)					1,067,102
6.50%	TOTAL OPTIONS PURCHASED
						14,983,052
	(Cost: $11,179,433)
43.91%	MONEY MARKET FUND
	Federated Government Obligations Fund 4.010%(B)			101,259,259		101,187,627
	(Cost: $101,187,627)
101.01%	TOTAL INVESTMENTS					232,772,164
	(Cost: $183,561,643)
(1.01%)	Liabilities in excess of other assets					(2,324,315)
100.00%	NET ASSETS					$230,447,849

(A)Non-income producing

(B)Effective 7 day yield as of September 30,2025

See Notes to Schedule of Investments.

RULE 1 FUND

Schedule of Options Written

September 30, 2025 (unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

(1.47%) OPTIONS WRITTEN
(0.79%) CALL
ASML Holding NV-NY	71	(6,873,439)	1,000.00	12/18/2026 $	(1,126,415)
Howard Hughes Holding	300	(2,465,100)	80.00	10/17/2025	(114,600)
Lam Research Corp.	325	(4,351,750)	119.00	10/24/2025	(540,475)
Occidental Petroleum	500	(2,362,500)	52.50	11/21/2025	(40,500)
(Premiums Received: $1,283,494)					(1,821,990)
(0.68%) PUT
Amazon.com, Inc.	100	(2,195,700)	200	10/17/2025	(6,300)
ASML Holding NV-NY	85	(8,228,765)	650	12/18/2026	(245,650)
Lam Research Corp.	1,300	(17,407,000)	65	03/20/2026	(50,700)
Lululemon Athletica, Inc.	175	(3,113,775)	195	06/18/2026	(637,350)
Lululemon Athletica, Inc.	150	(2,668,950)	160	10/03/2025	(1,650)
Pool Corp.	75	(2,325,525)	300	10/17/2025	(32,625)
SPDR S&P 500 ETF	7,000	(466,326,000)	619	10/17/2025	(546,000)
Texas Roadhouse, Inc.	150	(2,492,250)	160	10/10/2025	(15,450)
Toll Brothers, Inc.	175	(2,417,450)	130	10/17/2025	(21,875)
(Premiums Received: $2,918,146)					(1,557,600)
(1.47%) TOTAL OPTIONS WRITTEN
					(3,379,590)
(Premiums Received: $4,201,640)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$116,601,485	$-	$-	$116,601,485
OPTIONS PURCHASED	-	$14,983,052	-	$14,983,052
MONEY MARKET FUND	101,187,627	-	-	$101,187,627
TOTAL INVESTMENTS	$217,789,112	$14,983,052	-	$232,772,164

OPTIONS WRITTEN	-	$(3,379,590)		$(3,379,590)
TOTAL SHORT INVESTMENTS	$-	$-		$(3,379,590)

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $183,561,643, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$56,370,504
Gross unrealized depreciation	(10,539,574)
Net unrealized appreciation	$45,830,931